Equity	9 Months Ended
Sep. 30, 2015
Equity
Equity

11. Equity

On November 19, 2014, the Partnership completed the initial public offering of 2,750,000 common units representing limited partner interests, including 100,000 units issued upon exercise of the underwriters’ over-allotment option. In addition, Landmark purchased from us of an additional 2,066,995 subordinated units for cash at the initial public offering price of our common units. The contribution by Fund A and Fund D to us of substantially all of their assets and liabilities, including their obligations under their secured debt facilities, in exchange for, in the aggregate, 1,952,665 common units, 1,068,114 subordinated units and a cash distribution of $59,667,292.

We received $52,250,000 of gross proceeds from the sale of 2,750,000 common units and $39,272,905 gross proceeds from the sale of 2,066,995 subordinated units to Landmark at the initial offering price of $19.00. After deducting underwriting discounts, structuring fees, and other offering costs of $9,519,321, our net proceeds from the IPO were $82,003,584. We used the net proceeds from the IPO, together with the proceeds from our sale of subordinated units to Landmark, as follows:

•	to make a distribution of $59,667,292 to Fund A and D; and

•	to pay down $19,157,418 of outstanding indebtedness under our revolving credit facility, net of $2,907,382 in commitment fees and expenses under our revolving credit facility.

As a result of the formation transactions and the IPO, as of December 31, 2014 Landmark and its affiliates own (a) our general partner; (b) a 40% subordinated unit interest in us and; (c) all of the incentive distribution rights.

The table below summarizes changes in the number of units outstanding from December 31, 2014 through September 30, 2015 (in units):

	Common	Subordinated	Total
Balance at December 31, 2014	4,702,665	3,135,109	7,837,774
Issuance of units in connection with the May 2015 offering	3,000,000	—	3,000,000
Unit-based compensation awards	5,050	—	5,050
Issuance of units in connection with the Fund E acquisition	1,998,852	—	1,998,852
Balance at September 30, 2015	9,706,567	3,135,109	12,841,676

On May 20, 2015, the Partnership closed a public offering of an additional 3,000,000 common units representing limited partner interests in us at a price to the public of $16.75 per common unit, or $15.9125 per common unit net of the underwriter’s discount. We received net proceeds of $46.9 million after deducting the underwriter’s discount and offering expenses paid by us of $3.3 million. We used all proceeds to repay a portion of the borrowings under our revolving credit facility.

In connection with the August 18, 2015 acquisition, Partnership issued 1,998,852 common units representing limited partnership interests in it to Fund E as partial consideration for the transaction as described in Note 3, Acquisitions, which was then distributed to their respective members, including 171,737 common units to Landmark, as part of the fund’s liquidation. The common units were issued in a private transaction exempt from registration under Section 4(a)(2) of the Securities Act.

Our partnership agreement provides that, during the subordination period (as defined in our partnership agreement), the common units have the right to receive distributions of available cash from operating surplus each quarter in an amount equal to $0.2875 per common unit, which amount is defined in our partnership agreement as the minimum quarterly distribution, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. These units are deemed "subordinated" because for a period of time, referred to as the subordination period, the subordinated units are not entitled to receive any distributions until the common units have received the minimum quarterly distribution plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters. Furthermore, no arrearages will accrue or be payable on the subordinated units. The practical effect of the subordinated units is to increase the likelihood that, during the subordination period, there will be available cash to be distributed on the common units.

The table below summarizes the quarterly distributions related to our quarterly financial results:

Quarter Ended	Declaration Date	Distribution Date	Distribution Per Unit	Total Distribution
December 31, 2014 (1)	January 26, 2015	February 13, 2015	$0.1344	$1,053,533
March 31, 2015	April 23, 2015	May 14, 2015	$0.2975	$2,332,038
June 30, 2015	July 21, 2015	August 14, 2015	$0.3075	$3,334,168
September 30, 2015 (2)	October 22, 2015	November 13, 2015	$0.3175	$4,077,232

(1)

This was the first distribution declared by the Partnership and corresponded to the minimum quarterly distribution of $0.2875 per unit, or $1.15 per unit annually. The amount was prorated for the 43-day period that the Partnership was public following the closing of its IPO on November 19, 2014. The distribution was paid on February 13, 2015, to unitholders of record as of February 6, 2015.

(2)

On October 22, 2015, the board of directors of our General Partner declared a quarterly cash distribution of $0.3175 per unit, or $1.27 per unit on an annualized basis, for the quarter ended September 30, 2015.  This distribution was paid on November 13, 2015 to unitholders of record as of November 3, 2015.